Condensed Statements of Operations - USD ($)	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021
Operating expenses
General and administrative expenses	$ 206,448	$ 550,943	$ 574,605	$ 1,218,472	$ 1,155,863
Administrative expenses - related party	75,000			111,291	225,000
Loss from operations	(281,448)	(550,943)	(574,605)	(1,329,763)	(1,380,863)
Other income (expense):
Change in fair value of derivative warrant liabilities	8,002,140	574,660	574,660	(22,411,660)	42,386,130
Transaction costs - derivative warrant liabilities				(1,636,200)
Financing cost - derivative warrant liabilities		(1,636,200)	(1,636,200)
Net gain (loss) from investments held in Trust Account	98,782	104,289	104,289	282,641	174,994
Total other income (expense)	8,100,922	(957,251)	(957,251)		42,561,124
Net income (loss)	$ 7,819,474	$ (1,508,194)	$ (1,531,856)	$ (25,094,982)	$ 41,180,261
Ordinary Class A [Member]
Other income (expense):
Basic and diluted weighted average shares outstanding	57,500,000	28,125,000	22,898,230	38,426,829	57,500,000
Basic and diluted net income (loss) per ordinary share	$ 0.11	$ (0.04)	$ (0.04)	$ (0.48)	$ 0.57
Ordinary Class B [Member]
Other income (expense):
Basic and diluted weighted average shares outstanding	14,375,000	13,417,120	13,246,681	13,753,049	14,375,000
Basic and diluted net income (loss) per ordinary share	$ 0.11	$ (0.04)	$ (0.04)	$ (0.48)	$ 0.57